Fair Value: Schedule of changes in assets and liabilities classified as Level 3 (Details) - USD ($)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Assets classified as level 3		$ 122,043	$ 45,503
Assets classified as level 3, Purchases		78,090	73,631
Assets classified as level 3, Maturities		(2,953)	(682)
Assets classified as level 3, Earnings	[1]	49,225	3,591
Assets classified as level 3		246,405	122,043
Liabilities classified as level 3		122,043	45,503
Liabilities classified as level 3, Purchases		78,090	73,631
Liabilities classified as level 3, Earnings	[1]	49,225	3,591
Liabilities classified as level 3		246,405	122,043
Derivative
Assets classified as level 3		122,043	45,503
Assets classified as level 3, Purchases		78,090	73,631
Assets classified as level 3, Maturities		(2,953)	(682)
Assets classified as level 3, Earnings	[1]	49,225	3,591
Assets classified as level 3			122,043
Liabilities classified as level 3		122,043	45,503
Liabilities classified as level 3, Purchases		78,090	73,631
Liabilities classified as level 3, Earnings	[1]	49,225	3,591
Liabilities classified as level 3		$ 246,405	$ 122,043

[1]	Included in earnings is realized gains and losses on embedded derivatives.